Income Tax (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of components of loss before income taxes

	For the Years Ended March 31,
	2026	2025
Non PRC	$—	$—
PRC	(7,885,573)	(519,707)
	$(7,885,573)	$(519,707)

Schedule of effective income tax rate

	For the Years Ended March 31,
	2026	2025
Statutory income tax rate	25.00%	25.00%
Increase (decrease) in effective income tax rate resulting from
Preferential tax rate in China(1)	(4.00%)	(12.41%)
Non-deductible expenses	(2.89%)	(3.06%)
Additional deduction of research and development expenses	(2.46%)	(17.84%)
Change in valuation allowance	(15.37%)	8.31%
Effective tax rate	0.28%	—

(1) WFOE and VIE’s subsidiaries Shenzhen Ruanyun, Jiangxi Alphabet and Huizuoye Ruanyun Zhitou and WFOE were subject to a favorable tax rate of 5% for the years ended March 31, 2026 and 2025. Jiangxi Yunxiaotong, Gongqing Yunxiao, and Chongqing Huizhi were subject to a favorable tax rate of 5% for the years ended March 31, 2026. Jiangxi Ruanyun was recognized as a high-tech enterprise and received a preferential income tax rate of 15%. For the years ended March 31, 2026 and 2025 the tax saving as the result of the favorable tax rate amounted to nil and nil respectively, and per share effect of the favorable tax rate were nil and nil.

Schedule of deferred tax assets and deferred tax liabilities

	As of March 31,
	2026	2025
Deferred tax assets
Allowance for doubtful accounts receivables and other receivables	$880,066	$59,881
Operating lease	—	—
Net operating loss carrying forwards	1,792,122	2,139,793
Total deferred tax assets	2,672,188	2,199,674

Deferred tax liabilities
Operating lease right of use assets	—	—

Deferred tax assets	2,672,188	2,199,674
Less: Valuation allowance	(2,672,188)	(2,199,674)
Deferred tax assets, net	$—	$—

Schedule of valuation allowance

	For the Years Ended March 31,
	2026	2025
Balance at the beginning of the year	$2,199,674	$2,283,883
Additions of valuation allowance	472,514	(84,209)
Balance at the end of the year	$2,672,188	$2,199,674